Goodwill (Details) - Schedule of Changes in Goodwill - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Goodwill [Abstract]
Balance at the beginning of the period	$ 6,105,020	$ 5,828,691
Balance at the end of the period	5,717,174	6,105,020	$ 6,105,020		$ 5,828,691		$ 5,835,418
Business combinations adjustments		11,842	11,842	[1]	5,955	[1]		[1]
Exchange rate variation	$ (387,846)	$ 264,487	$ 264,487		$ (15,049)		$ (233,441)

[1]	Refers to the business combination adjustment in TriOak.